Stock-Based Compensation - RSU (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation
Stock-based compensation expense	$ 1,675,594	$ 642,506	$ 2,885,223	$ 5,182,641
RSUs
Stock-Based Compensation
Vesting Period	3 years		3 years
Stock-based compensation expense	$ 276,336	$ 51,906	$ 731,217
Number of Shares
Beginning balance (in shares)	3,221,677
Forfeitures (in Shares)	(118,912)
Vested (in Shares)	260,269
Ending balance (in shares)	3,102,765		3,221,677
Weighted Average Exercise Price
Beginning of period (in dollars per share)	$ 0.81
Forfeitures (in dollars per share)	0.71
Vested (in dollars per share)	1.81
End of period (in dollars per share)	$ 0.81		$ 0.81
Granted on March 15, 2022
Number of Shares
Granted (in shares)			1,094,200
Weighted Average Exercise Price
Granted (in dollars per share)			$ 1.81
Granted on December 15, 2022
Number of Shares
Granted (in shares)			2,127,477
Weighted Average Exercise Price
Granted (in dollars per share)			$ 0.29